Allowance for Credit Losses - Portfolio Credit Quality (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan portfolio by credit quality indicator
2025	$ 4,033,573
2024	1,617,530	$ 3,472,021
2023	1,779,177	2,298,973
2022	940,183	1,284,843
2021	506,018	826,553
2020/Prior	583,941	404,659
Prior		522,777
Total loans	9,460,422	8,809,826
Current-period gross writeoffs
Total	16,359	36,608	$ 10,184
Commercial, financial and agricultural
Loan portfolio by credit quality indicator
Total loans	5,603,505	5,089,721
Commercial, financial and agricultural | Domestic | Commercial
Loan portfolio by credit quality indicator
2025	968,293
2024	172,877	995,267
2023	251,163	405,836
2022	84,311	135,176
2021	169,495	214,824
2020/Prior	89,603	37,670
Prior		63,030
Total loans	1,735,742	1,851,803
Current-period gross writeoffs
2025	5,659
2024	2,001	5,711
2023	12	2,689
2022		25,686
2021		44
2020		14
Prior	1
Prior		5
Total	7,673	34,149	9,664
Commercial, financial and agricultural | Domestic | Commercial | Pass
Loan portfolio by credit quality indicator
2025	952,495
2024	172,120	993,045
2023	204,095	343,212
2022	84,301	135,057
2021	169,430	214,702
2020/Prior	89,567	37,670
Prior		63,030
Total loans	1,672,008	1,786,716
Commercial, financial and agricultural | Domestic | Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
2025	10,358
2023		11,113
Total loans	10,358	11,113
Commercial, financial and agricultural | Domestic | Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
2025	705
2024	55	1,341
2023	183	327
2022		74
2021		122
2020/Prior	36
Total loans	979	1,864
Commercial, financial and agricultural | Domestic | Commercial | Watch List - Doubtful
Loan portfolio by credit quality indicator
2025	4,735
2024	702	881
2023	46,885	51,184
2022	10	45
2021	65
Total loans	52,397	52,110
Commercial real estate
Loan portfolio by credit quality indicator
Total loans	2,338,593	2,484,454
Commercial real estate | Domestic | Commercial real estate construction development
Loan portfolio by credit quality indicator
2025	1,232,753
2024	535,419	1,029,750
2023	497,267	937,180
2022	37,432	330,470
2021	32,409	144,221
2020/Prior	3,313	39,908
Prior		2,925
Total loans	2,338,593	2,484,454
Current-period gross writeoffs
2023		1,146
2022	8,122	1,082
Total	8,122	2,228
Commercial real estate | Domestic | Commercial real estate construction development | Pass
Loan portfolio by credit quality indicator
2025	1,232,753
2024	535,289	1,029,399
2023	497,267	921,180
2022	37,432	322,348
2021	32,409	144,221
2020/Prior	3,313	39,908
Prior		2,925
Total loans	2,338,463	2,459,981
Commercial real estate | Domestic | Commercial real estate construction development | Special Mention
Loan portfolio by credit quality indicator
2023		16,000
Total loans		16,000
Commercial real estate | Domestic | Commercial real estate construction development | Watch List - Substandard
Loan portfolio by credit quality indicator
2024	130	278
Total loans	130	278
Commercial real estate | Domestic | Commercial real estate construction development | Watch List - Doubtful
Loan portfolio by credit quality indicator
2024		73
2022		8,122
Total loans		8,195
Commercial real estate | Domestic | Commercial real estate: farmland & commercial
Loan portfolio by credit quality indicator
2025	973,650
2024	576,264	903,313
2023	582,769	699,730
2022	628,707	545,802
2021	176,016	312,757
2020/Prior	245,564	220,867
Prior		245,334
Total loans	3,182,970	2,927,803
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Pass
Loan portfolio by credit quality indicator
2025	880,871
2024	576,080	814,273
2023	582,532	631,806
2022	628,474	531,035
2021	176,016	312,757
2020/Prior	245,564	220,510
Prior		245,334
Total loans	3,089,537	2,755,715
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Special Mention
Loan portfolio by credit quality indicator
2025	18,417
2024		643
2023		67,567
Total loans	18,417	68,210
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Watch List - Pass
Loan portfolio by credit quality indicator
2025	27,378
2024	184	16,490
Total loans	27,562	16,490
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
2025	1,918
2024		18,934
2023	237	242
2022	233	2,122
2020/Prior		357
Total loans	2,388	21,655
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Watch List - Doubtful
Loan portfolio by credit quality indicator
2025	45,066
2024		52,973
2023		115
2022		12,645
Total loans	45,066	65,733
Commercial real estate | Domestic | Commercial real estate: multifamily
Loan portfolio by credit quality indicator
2025	230,149
2024	109,926	107,993
2023	254,234	36,602
2022	49,276	108,830
2021	12,419	18,621
2020/Prior	28,789	8,198
Prior		29,871
Total loans	684,793	310,115
Commercial real estate | Domestic | Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
2025	217,455
2024	79,833	90,092
2023	254,234	11,538
2022	49,276	108,830
2021	12,419	18,621
2020/Prior	28,789	8,198
Prior		29,871
Total loans	642,006	267,150
Commercial real estate | Domestic | Commercial real estate: multifamily | Watch List - Doubtful
Loan portfolio by credit quality indicator
2025	12,694
2024	30,093	17,901
2023		25,064
Total loans	42,787	42,965
Real estate - mortgage
Loan portfolio by credit quality indicator
Total loans	1,074,510	999,313
Real estate - mortgage | Domestic | Residential First Lien
Loan portfolio by credit quality indicator
2025	257,072
2024	84,639	180,861
2023	98,590	107,100
2022	71,421	81,640
2021	46,008	57,777
2020/Prior	71,704	29,316
Prior		73,390
Total loans	629,434	530,084
Current-period gross writeoffs
2024	101
Prior	3
Prior		46
Total	104	46	43
Real estate - mortgage | Domestic | Residential First Lien | Pass
Loan portfolio by credit quality indicator
2025	257,052
2024	84,549	180,743
2023	98,590	107,100
2022	71,410	81,618
2021	45,734	57,503
2020/Prior	71,704	29,316
Prior		73,390
Total loans	629,039	529,670
Real estate - mortgage | Domestic | Residential First Lien | Watch List - Substandard
Loan portfolio by credit quality indicator
2024	90	95
2021	274	274
Total loans	364	369
Real estate - mortgage | Domestic | Residential First Lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2025	20
2024		23
2022	11	22
Total loans	31	45
Real estate - mortgage | Domestic | Residential Junior Lien
Loan portfolio by credit quality indicator
2025	55,556
2024	76,596	91,343
2023	58,790	73,740
2022	56,080	65,144
2021	59,089	70,969
2020/Prior	138,965	65,799
Prior		102,234
Total loans	445,076	469,229
Current-period gross writeoffs
2024	120
2021	56
Prior	84
Total	260		298
Real estate - mortgage | Domestic | Residential Junior Lien | Pass
Loan portfolio by credit quality indicator
2025	55,556
2024	76,596	91,202
2023	58,790	73,740
2022	56,080	65,144
2021	59,089	70,969
2020/Prior	138,965	65,799
Prior		102,234
Total loans	445,076	469,088
Real estate - mortgage | Domestic | Residential Junior Lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2024		141
Total loans		141
Consumer
Loan portfolio by credit quality indicator
Total loans	51,003	49,777
Consumer | Domestic
Loan portfolio by credit quality indicator
2025	39,920
2024	8,417	38,778
2023	664	8,137
2022	421	904
2021	128	422
2020/Prior	1,453	22
Prior		1,514
Total loans	51,003	49,777
Current-period gross writeoffs
2025	76
2024	99	43
2023	24	120
2022		22
Prior	1
Total	200	185	$ 179
Consumer | Domestic | Pass
Loan portfolio by credit quality indicator
2025	39,920
2024	8,417	38,778
2023	664	8,137
2022	421	904
2021	128	422
2020/Prior	1,453	22
Prior		1,514
Total loans	51,003	49,777
Foreign
Loan portfolio by credit quality indicator
Total loans	392,811	186,561
Foreign | Foreign
Loan portfolio by credit quality indicator
2025	276,180
2024	53,392	124,716
2023	35,700	30,648
2022	12,535	16,877
2021	10,454	6,962
2020/Prior	4,550	2,879
Prior		4,479
Total loans	392,811	186,561
Foreign | Foreign | Pass
Loan portfolio by credit quality indicator
2025	276,180
2024	53,392	124,716
2023	35,700	30,648
2022	12,535	16,877
2021	10,454	6,962
2020/Prior	4,550	2,879
Prior		4,479
Total loans	$ 392,811	$ 186,561